OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2013

Government authorities	$818	$472
Employees	12	52
Prepaid expenses	1,087	949
Advances to suppliers	298	636
Others	456	270

	$2,671	$2,379